Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of Right-of-use assets

December 31,	December 31,
Office space	2023	2022
Balance at January 1	$261	$—
Additions to right-of-use	—	301
Depreciation	(56)	(40)
Balance at December 31	$205	$261

Schedule of Lease liabilities

	December 31,	December 31,
	2023	2022
Balance at January 1	$218	$242
Lease interest	13	10
Lease repayment	(49)	(34)
Change in discount rate	(7)	—
Balance at December 31	$175	$218